Related Party Transactions (Details) - USD ($)		12 Months Ended
	Feb. 15, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Line Items]
Accounts payable, related party		$ 32,702
Accrued management salaries		267,234	260,000
Incurred interest expense		26,469	32,457	$ 36,442
Incurred accretion expense		10,712	14,847	17,489
Recorded expenses		57,039	97,924	259,600
Intangible asset	$ 2,000,000
Ordinary restricted shares (in Shares)	300,000
Share limit of revenue	$ 1
Useful life	10 years
Per share (in Dollars per share)	$ 6.85
Present value of the future payments	10.00%
Purchase of intangible asset		700,000
Amortization expenses		377,183
Interest expenses		559,581	289,324	339,171
Liability for remaining required payments		1,133,589
ColoAlert [Member]
Related Party Transactions [Line Items]
Paid cost		885,335	97,924	$ 173,844
Unpaid costs		0	$ 0
Interest expenses		$ 100,813